SHARE-BASED COMPENSATION (Details 3) - Restricted stock awards - $ / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Non-vested RSAs, Beginning Balance	7,500	7,500
Granted		340,000	15,000
Vested	(5,000)	(2,500)	(7,500)
Cancelled / forfeited		(2,500)
Non-vested RSAs, Ending Balance		342,500	7,500
Weighted Average Grant Date Fair Value
Non-vested RSAs, Beginning Balance	$ 1.13	$ 1.13	$ 0.00	$ 0.00
Granted		1.00	1.13	0.00
Vested		1.13	1.13	0.00
Cancelled / forfeited		1.13	0.00	0.00
Non-vested RSAs, Ending Balance		$ 1.00	$ 1.13	$ 0.00